Guarantor Financial Information (Tables)	3 Months Ended
Mar. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEET

Successor
	As of March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$4,125	$845	$—	$4,970
Short-term investments	—	1,220	—	—	1,220
Accounts and notes receivable, net	74	27	3,607	(101)	3,607
Device and accessory inventory	—	—	982	—	982
Deferred tax assets	—	—	128	—	128
Prepaid expenses and other current assets	—	14	658	—	672
Total current assets	74	5,386	6,220	(101)	11,579
Investments	—	1,104	61	(1,019)	146
Investments in subsidiaries	25,316	25,588	—	(50,904)	—
Property, plant and equipment, net	—	—	16,299	—	16,299
Due from consolidated affiliate	—	18,234	—	(18,234)	—
Note receivable from consolidated affiliate	9,000	—	—	(9,000)	—
Intangible assets
Goodwill	—	—	6,383	—	6,383
FCC licenses and other	—	—	41,978	—	41,978
Definite-lived intangible assets, net	—	—	7,558	—	7,558
Other assets	133	133	613	(133)	746
Total assets	$34,523	$50,445	$79,112	$(79,391)	$84,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$—	$3,163	$—	$3,163
Accrued expenses and other current liabilities	78	493	5,074	(101)	5,544
Current portion of long-term debt, financing and capital lease obligations	—	—	991	—	991
Total current liabilities	78	493	9,228	(101)	9,698
Long-term debt, financing and capital lease obligations	9,000	15,027	8,779	(1,019)	31,787
Deferred tax liabilities	—	—	14,207	—	14,207
Note payable due to consolidated affiliate	—	9,000	—	(9,000)	—
Other liabilities	—	609	3,076	—	3,685
Due to consolidated affiliate	133	—	18,234	(18,367)	—
Total liabilities	9,211	25,129	53,524	(28,487)	59,377
Commitments and contingencies
Total stockholders' equity	25,312	25,316	25,588	(50,904)	25,312
Total liabilities and stockholders' equity	$34,523	$50,445	$79,112	$(79,391)	$84,689
CONDENSED CONSOLIDATING BALANCE SHEET

Successor
	As of December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$5,665	$699	$—	$6,364
Short-term investments	—	1,105	—	—	1,105
Accounts and notes receivable, net	160	7	3,569	(166)	3,570
Device and accessory inventory	—	—	1,205	—	1,205
Deferred tax assets	—	—	186	—	186
Prepaid expenses and other current assets	—	19	609	—	628
Total current assets	160	6,796	6,268	(166)	13,058
Investments	—	1,102	60	(1,019)	143
Investments in subsidiaries	25,593	25,536	—	(51,129)	—
Property, plant and equipment, net	—	—	16,164	—	16,164
Due from consolidated affiliate	—	17,110	—	(17,110)	—
Note receivable from consolidated affiliate	9,000	—	—	(9,000)	—
Intangible assets
Goodwill	—	—	6,434	—	6,434
FCC licenses and other	—	—	41,824	—	41,824
Definite-lived intangible assets, net	—	—	8,014	—	8,014
Other assets	135	135	323	(135)	458
Total assets	$34,888	$50,679	$79,087	$(78,559)	$86,095
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$—	$3,312	$—	$3,312
Accrued expenses and other current liabilities	162	515	5,852	(166)	6,363
Current portion of long-term debt, financing and capital lease obligations	—	—	994	—	994
Total current liabilities	162	515	10,158	(166)	10,669
Long-term debt, financing and capital lease obligations	9,000	15,088	8,948	(1,019)	32,017
Deferred tax liabilities	—	—	14,227	—	14,227
Note payable due to consolidated affiliate	—	9,000	—	(9,000)	—
Other liabilities	—	483	3,115	—	3,598
Due to consolidated affiliate	142	—	17,103	(17,245)	—
Total liabilities	9,304	25,086	53,551	(27,430)	60,511
Commitments and contingencies
Total stockholders' equity	25,584	25,593	25,536	(51,129)	25,584
Total liabilities and stockholders' equity	$34,888	$50,679	$79,087	$(78,559)	$86,095
CONDENSED CONSOLIDATING BALANCE SHEET

Predecessor
	As of December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$5,218	$1,133	$—	$6,351
Short-term investments	1,849	—	—	1,849
Accounts and notes receivable, net	9	3,656	(7)	3,658
Device and accessory inventory	—	1,200	—	1,200
Deferred tax assets	—	1	—	1
Prepaid expenses and other current assets	16	684	—	700
Total current assets	7,092	6,674	(7)	13,759
Investments	1,276	796	(1,019)	1,053
Investments in subsidiaries	5,294	—	(5,294)	—
Property, plant and equipment, net	—	13,607		13,607
Due from consolidated affiliate	11,133	—	(11,133)	—
Intangible assets
Goodwill	—	359	—	359
FCC licenses and other	—	20,677	—	20,677
Definite-lived intangible assets, net	—	1,335	—	1,335
Other assets	221	559	—	780
Total assets	$25,016	$44,007	$(17,453)	$51,570
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$3,487	$—	$3,487
Accrued expenses and other current liabilities	251	4,764	(7)	5,008
Current portion of long-term debt, financing and capital lease obligations	—	379	—	379
Total current liabilities	251	8,630	(7)	8,874
Long-term debt, financing and capital lease obligations	16,617	8,364	(1,019)	23,962
Deferred tax liabilities	—	7,047	—	7,047
Other liabilities	1,061	3,539	—	4,600
Due to consolidated affiliate	—	11,133	(11,133)	—
Total liabilities	17,929	38,713	(12,159)	44,483
Commitments and contingencies
Total stockholders' equity	7,087	5,294	(5,294)	7,087
Total liabilities and stockholders' equity	$25,016	$44,007	$(17,453)	$51,570

Condensed Income Statement [Table Text Block]

Successor
	For the Three Months Ended March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$—	$8,875	$—	$8,875
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	—	4,660	—	4,660
Selling, general and administrative	—	—	2,371	—	2,371
Severance, exit costs and asset impairments	—	—	127	—	127
Depreciation	—	—	868	—	868
Amortization	—	—	429	—	429
	—	—	8,455	—	8,455
Operating (loss) income	—	—	420	—	420
Other (expense) income:
Interest income	169	20	4	(189)	4
Interest expense	(166)	(373)	(166)	189	(516)
(Losses) earnings of subsidiaries	(154)	199	—	(45)	—
Other expense, net	—	—	(3)	—	(3)
	(151)	(154)	(165)	(45)	(515)
(Loss) income before income taxes	(151)	(154)	255	(45)	(95)
Income tax expense	—	—	(56)	—	(56)
Net (loss) income	(151)	(154)	199	(45)	(151)

Other comprehensive loss	(145)	(145)	(147)	292	(145)
Comprehensive (loss) income	$(296)	$(299)	$52	$247	$(296)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Successor
	For the Year ended December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$—	$16,891	$—	$16,891
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	—	9,777	—	9,777
Selling, general and administrative	36	—	4,805	—	4,841
Severance, exit costs and asset impairments	—	—	309	—	309
Depreciation	—	—	2,026	—	2,026
Amortization	—	—	908	—	908
	36	—	17,825	—	17,861
Operating loss	(36)	—	(934)	—	(970)
Other (expense) income:
Interest income	189	40	6	(200)	35
Interest expense	(163)	(548)	(407)	200	(918)
(Losses) earnings of subsidiaries	(1,831)	(1,320)	—	3,151	—
Other (expense) income, net	(15)	(3)	56	—	38
	(1,820)	(1,831)	(345)	3,151	(845)
(Loss) income before income taxes	(1,856)	(1,831)	(1,279)	3,151	(1,815)
Income tax expense	(4)	—	(41)	—	(45)
Net (loss) income	(1,860)	(1,831)	(1,320)	3,151	(1,860)

Other comprehensive income	102	102	93	(195)	102
Comprehensive (loss) income	$(1,758)	$(1,729)	$(1,227)	$2,956	$(1,758)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the 191 Days Ended July 10, 2013
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$18,602	$—	$18,602
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	10,545	—	10,545
Selling, general and administrative	—	5,067	—	5,067
Severance, exit costs and asset impairments	—	652	—	652
Depreciation	—	3,098	—	3,098
Amortization	—	147	—	147
Other, net	—	(22)	—	(22)
	—	19,487	—	19,487
Operating loss	—	(885)	—	(885)
Other (expense) income:
Interest income	61	15	(43)	33
Interest expense	(842)	(336)	43	(1,135)
Equity in losses of unconsolidated investments, net	—	(482)	—	(482)
Gain on previously-held equity interests	—	2,926	—	2,926
(Losses) earnings of subsidiaries	(365)	—	365	—
Other expense, net	(12)	(2)	—	(14)
	(1,158)	2,121	365	1,328
(Loss) income before income taxes	(1,158)	1,236	365	443
Income tax expense	—	(1,601)	—	(1,601)
Net (loss) income	(1,158)	(365)	365	(1,158)

Other comprehensive income	23	35	(35)	23
Comprehensive (loss) income	$(1,135)	$(330)	$330	$(1,135)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Three Months Ended March 31, 2013 (Unaudited)
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$8,793	$—	$8,793
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	4,933	—	4,933
Selling, general and administrative	—	2,336	—	2,336
Severance, exit costs and asset impairments	—	25	—	25
Depreciation	—	1,422	—	1,422
Amortization	—	70	—	70
Other, net	—	(22)	—	(22)
	—	8,764	—	8,764
Operating (loss) income	—	29	—	29
Other (expense) income:
Interest income	29	6	(21)	14
Interest expense	(292)	(161)	21	(432)
Equity in losses of unconsolidated investments, net	—	(202)	—	(202)
(Losses) earnings of subsidiaries	(368)	—	368	—
Other expense, net	(12)	(2)	—	(14)
	(643)	(359)	368	(634)
(Loss) income before income taxes	(643)	(330)	368	(605)
Income tax expense	—	(38)	—	(38)
Net (loss) income	(643)	(368)	368	(643)

Other comprehensive income	14	15	(15)	14
Comprehensive (loss) income	$(629)	$(353)	$353	$(629)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Year Ended December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$35,345	$—	$35,345
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	20,841	—	20,841
Selling, general and administrative	—	9,765	—	9,765
Severance, exit costs and asset impairments	—	298	—	298
Depreciation	—	6,240	—	6,240
Amortization	—	303	—	303
Other, net	—	(282)	—	(282)
	—	37,165	—	37,165
Operating loss	—	(1,820)	—	(1,820)
Other (expense) income:
Interest income	112	34	(81)	65
Interest expense	(907)	(602)	81	(1,428)
Equity in losses of unconsolidated investments, net	—	(1,114)	—	(1,114)
(Losses) earnings of subsidiaries	(3,530)	—	3,530	—
Other (expense) income, net	(1)	126	—	125
	(4,326)	(1,556)	3,530	(2,352)
(Loss) income before income taxes	(4,326)	(3,376)	3,530	(4,172)
Income tax expense	—	(154)	—	(154)
Net (loss) income	(4,326)	(3,530)	3,530	(4,326)

Other comprehensive loss	(341)	(339)	339	(341)
Comprehensive (loss) income	$(4,667)	$(3,869)	$3,869	$(4,667)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Year Ended December 31, 2011
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$33,679	$—	$33,679
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	19,015	—	19,015
Selling, general and administrative	—	9,592	—	9,592
Severance, exit costs and asset impairments	—	106	—	106
Depreciation	—	4,455	—	4,455
Amortization	—	403	—	403
Other, net	—	—	—	—
	—	33,571	—	33,571
Operating (loss) income	—	108	—	108
Other (expense) income:
Interest income	125	5	(94)	36
Interest expense	(370)	(735)	94	(1,011)
Equity in losses of unconsolidated investments, net	—	(1,730)	—	(1,730)
(Losses) earnings of subsidiaries	(2,645)	—	2,645	—
Other expense, net	—	(39)	—	(39)
	(2,890)	(2,499)	2,645	(2,744)
(Loss) income before income taxes	(2,890)	(2,391)	2,645	(2,636)
Income tax expense	—	(254)	—	(254)
Net (loss) income	(2,890)	(2,645)	2,645	(2,890)

Other comprehensive loss	(290)	(294)	294	(290)
Comprehensive (loss) income	$(3,180)	$(2,939)	$2,939	$(3,180)

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Successor
	For the Three Months Ended March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$(483)	$1,005	$—	$522
Cash flows from investing activities:
Capital expenditures	—	—	(1,488)	—	(1,488)
Expenditures relating to FCC licenses	—	—	(152)	—	(152)
Proceeds from sales and maturities of short-term investments	—	920	—	—	920
Purchases of short-term investments	—	(1,035)	—	—	(1,035)
Change in amounts due from/due to consolidated affiliates	—	(941)	—	941	—
Other, net	—	—	(1)	—	(1)
Net cash(used in) provided by investing activities	—	(1,056)	(1,641)	941	(1,756)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	—	—	(159)	—	(159)
Debt financing costs	—	(1)	—	—	(1)
Change in amounts due from/due to consolidated affiliates	—	—	941	(941)	—
Net cash (used in) provided by financing activities	—	(1)	782	(941)	(160)
Net (decrease) increase in cash and cash equivalents	—	(1,540)	146	—	(1,394)
Cash and cash equivalents, beginning of period	—	5,665	699	—	6,364
Cash and cash equivalents, end of period	$—	$4,125	$845	$—	$4,970

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Successor
	For the Year Ended December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$9	$(458)	$388	$—	$(61)
Cash flows from investing activities:
Capital expenditures	—	—	(3,847)	—	(3,847)
Expenditures relating to FCC licenses	—	—	(146)	—	(146)
Acquisitions, net of cash acquired	(16,640)	2,528	—	—	(14,112)
Proceeds from sales and maturities of short-term investments	—	1,715	—	—	1,715
Purchases of short-term investments	—	(1,719)	—	—	(1,719)
Change in amounts due from/due to consolidated affiliates	—	(7,189)	—	7,189	—
Investment in consolidated affiliate	(1,900)	—	—	1,900	—
Intercompany note advance to consolidated affiliate	(8,861)	—	—	8,861	—
Other, net	—	—	1	—	1
Net cash (used in) provided by investing activities	(27,401)	(4,665)	(3,992)	17,950	(18,108)
Cash flows from financing activities:
Proceeds from debt and financings	9,000	—	500	—	9,500
Repayments of debt and capital lease obligations	—	—	(3,378)	—	(3,378)
Debt financing costs	(139)	—	(8)	—	(147)
Proceeds from issuance of common stock and warrants, net	18,540	27	—	—	18,567
Change in amounts due from/due to consolidated affiliates	—	—	7,189	(7,189)	—
Intercompany note advance from parent	—	8,861	—	(8,861)	—
Equity contribution from parent	—	1,900	—	(1,900)	—
Other, net	(14)	—	—	—	(14)
Net cash provided by (used in) financing activities	27,387	10,788	4,303	(17,950)	24,528
Net (decrease) increase in cash and cash equivalents	(5)	5,665	699	—	6,359
Cash and cash equivalents, beginning of period	5	—	—	—	5
Cash and cash equivalents, end of period	$—	$5,665	$699	$—	$6,364
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the 191 Days Ended July 10, 2013
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(559)	$3,230	$—	$2,671
Cash flows from investing activities:
Capital expenditures	—	(3,140)	—	(3,140)
Expenditures relating to FCC licenses	—	(125)	—	(125)
Acquisitions, net of cash acquired	(4,039)	—	—	(4,039)
Investment in Clearwire (including debt securities)	—	(308)	—	(308)
Proceeds from sales and maturities of short-term investments	2,445	—	—	2,445
Purchases of short-term investments	(1,221)	—	—	(1,221)
Change in amounts due from/due to consolidated affiliates	(372)	—	372	—
Other, net	—	3	—	3
Net cash (used in) provided by investing activities	(3,187)	(3,570)	372	(6,385)
Cash flows from financing activities:
Proceeds from debt and financings	—	204	—	204
Repayments of debt and capital lease obligations	—	(362)	—	(362)
Debt financing costs	(11)	—	—	(11)
Proceeds from issuance of common stock and warrants, net	60	—	—	60
Change in amounts due from/due to consolidated affiliates	—	372	(372)	—
Net cash provided by (used in) financing activities	49	214	(372)	(109)
Net decrease in cash and cash equivalents	(3,697)	(126)	—	(3,823)
Cash and cash equivalents, beginning of period	5,218	1,133	—	6,351
Cash and cash equivalents, end of period	$1,521	$1,007	$—	$2,528
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Three Months Ended March 31, 2013 (Unaudited)
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(210)	$1,150	$—	$940
Cash flows from investing activities:
Capital expenditures	—	(1,381)	—	(1,381)
Expenditures relating to FCC licenses	—	(55)	—	(55)
Investment in Clearwire (including debt securities)	—	(80)	—	(80)
Proceeds from sales and maturities of short-term investments	1,281	—	—	1,281
Purchases of short-term investments	(926)	—	—	(926)
Change in amounts due from/due to consolidated affiliates	(236)	—	236	—
Other, net	—	3	—	3
Net cash used in investing activities	119	(1,513)	236	(1,158)
Cash flows from financing activities:
Proceeds from debt and financings	—	204	—	204
Repayments of debt and capital lease obligations	—	(59)	—	(59)
Debt financing costs	(10)	—	—	(10)
Proceeds from issuance of common stock and warrants, net	7	—	—	7
Change in amounts due from/due to consolidated affiliates	—	236	(236)	—
Net cash provided by (used in) financing activities	(3)	381	(236)	142
Net increase (decrease) in cash and cash equivalents	(94)	18	—	(76)
Cash and cash equivalents, beginning of period	5,218	1,133	—	6,351
Cash and cash equivalents, end of period	$5,124	$1,151	$—	$6,275
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Year Ended December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(728)	$3,727	$—	$2,999
Cash flows from investing activities:
Capital expenditures	—	(4,261)	—	(4,261)
Expenditures relating to FCC licenses	—	(198)	—	(198)
Investment in Clearwire (including debt securities)	—	(228)	—	(228)
Proceeds from sales and maturities of short-term investments	1,513	—	—	1,513
Purchases of short-term investments	(3,212)	—	—	(3,212)
Change in amounts due from/due to consolidated affiliates	(5,610)	—	5,610	—
Other, net	—	11	—	11
Net cash (used in) provided by investing activities	(7,309)	(4,676)	5,610	(6,375)
Cash flows from financing activities:
Proceeds from debt and financings	8,880	296	—	9,176
Repayments of debt and capital lease obligations	—	(4,791)	—	(4,791)
Debt financing costs	(105)	(29)	—	(134)
Proceeds from issuance of common stock and warrants, net	29	—	—	29
Change in amounts due from/due to consolidated affiliates	—	5,610	(5,610)	—
Net cash provided by (used in) financing activities	8,804	1,086	(5,610)	4,280
Net increase (decrease) in cash and cash equivalents	767	137	—	904
Cash and cash equivalents, beginning of period	4,451	996	—	5,447
Cash and cash equivalents, end of period	$5,218	$1,133	$—	$6,351
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Year Ended December 31, 2011
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(319)	$4,010	$—	$3,691
Cash flows from investing activities:
Capital expenditures	—	(3,130)	—	(3,130)
Expenditures relating to FCC licenses	—	(258)	—	(258)
Reimbursements relating to FCC licenses	—	135	—	135
Investment in Clearwire (including debt securities)	—	(331)	—	(331)
Proceeds from sales and maturities of short-term investments	980	—	—	980
Purchases of short-term investments	(830)	—	—	(830)
Change in amounts due from/due to consolidated affiliates	(3,429)	—	3,429	—
Other, net	—	(9)	—	(9)
Net cash used in investing activities	(3,279)	(3,593)	3,429	(3,443)
Cash flows from financing activities:
Proceeds from debt and financings	4,000	—	—	4,000
Repayments of debt and capital lease obligations	(250)	(3,656)	—	(3,906)
Debt financing costs	(86)	—	—	(86)
Proceeds from issuance of common stock and warrants, net	18	—	—	18
Change in amounts due from/due to consolidated affiliates	—	3,429	(3,429)	—
Net cash provided by (used in) financing activities	3,682	(227)	(3,429)	26
Net increase (decrease) in cash and cash equivalents	84	190	—	274
Cash and cash equivalents, beginning of period	4,367	806	—	5,173
Cash and cash equivalents, end of period	$4,451	$996	$—	$5,447